Goodwill and Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets Acquired from Acquisition

Intangible assets: The intangible assets acquired from the Company’s acquisition of FCI and Centronix in 2007 are as follows:

	December 31
	2013				2014
	US$				US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Core technology	15,809	(4,474)	(11,335)	—	15,809	(4,474)	(11,335)	—
Customer relationship	8,325	—	(8,325)	—	8,325	—	(8,325)	—
Order backlog	1,243	—	(1,243)	—	1,243	—	(1,243)	—

Total	25,377	(4,474)	(20,903)	—	25,377	(4,474)	(20,903)	—

Carrying Value of Goodwill

	December 31
	2013				2014
	US$				US$
	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount
Goodwill	66,330	(30,808)	(18)	35,474	66,330	(30,808)	(25)	35,467